INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES

NOTE 8:-INCOME TAXES

a. Tax rate applicable to Company:

The corporate tax rate in Israel in 2019, 2020 and 2021 was 23%.

NOTE 8:-INCOME TAXES (continued)

The Company has the status of an “Preferred Company” and “Preferred Technological Enterprise”, as defined in the Law for the Encouragement of Capital Investments, 5719-1959 and is subject to a reduced tax rate. The reduced tax rates at development area A in which the Company’s offices are located is 7.5%, subject to various conditions.

b. Income taxes on non-Israeli subsidiaries:

The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

Tax rate applicable to ATM Inc:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes, most of which are effective for tax years beginning after December 31, 2017, include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% (top rate) to 21% (flat rate) effective for tax years beginning after December 31, 2017 ((ii) stricter limitation on the tax deductibility of business interest expense; (iii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain rules designed to prevent erosion of the U.S. income tax base) (iv) a one-time deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate and (v) an expansion of the U.S. controlled foreign corporation (“CFC”) anti deferral starting with the CFC’s first tax year beginning in 2018 intended to tax in the U.S. “global intangible low-taxed income” (“GILTI”).

Tax rate applicable to ATM KK (Japan-Tokyo):

The General Corporation tax (national tax in Japan) rate is 23.2% for fiscal years beginning after April 2018. Local taxes are also applicable in different rates and may result in a higher effective tax rate (for example, for Tokyo-based companies the effective statutory tax rate would generally be 30.62% for large companies, and 33.6% for small companies). Special rate of 15% is applicable on the first JPY 8M for small and medium companies (19% for larger companies for fiscal years from April 2019).

c. The components of the net loss (income) before tax on income were as follows:

	Year ended December 31,
	2019	2020	2021
Domestic (Israel)	$8,898	$9,322	$27,089
Foreign	(580)	(598)	175
Total	$8,318	$8,724	$27,264

NOTE 8:-INCOME TAXES (continued)

Income tax expense was as follows:

	Year ended December 31,
	2019	2020	2021
Current:
Israel	$—	$—	$—
Foreign	146	158	7

Total current income tax expense	146	158	7

Deferred:
Domestic (Israel)	—	—	—
Foreign	—	—	—

Total deferred income tax expense	—	—	—
Income tax expense	$146	$158	$7

d. Net operating losses carry forward:

The Company has accumulated losses for tax purposes as of December 31, 2021 in the amount of approximately $ 39,585 which may be carried forward and offset against taxable income in the future for an indefinite period.

e. Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences.

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2020	2021
Reserves and allowances	$22	$18
R&D expenses	482	399
Intangible assets	44	31
Stock-based compensation	134	33
Loss carryforward	1,551	3,322

Deferred tax assets before valuation allowance	2,233	3,803
Less – valuation allowance	(2,233)	(3,803)
Net deferred tax assets	$—	$—

Management currently believes that since the Company has a history of losses, and there is uncertainty with respect to future taxable income of the Company, it is more likely than not that the deferred tax assets will not be utilized in the foreseeable future. Thus, a full valuation allowance was provided to reduce deferred tax assets to their realizable value.

NOTE 8:-INCOME TAXES (continued)

In 2020 and 2021 the main reconciling item for the Company’s tax rate is tax loss carryforwards and temporary differences, for which a full valuation allowance was provided.

f. Tax assessment:

The Company has not received assessments since its inception.

CIK 0001822935 Healthcare Capital Corp
INCOME TAXES

NOTE 9. INCOME TAXES

The Company’s net deferred tax assets at December 31, 2021 and 2020 are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$38,737	$289
Start-up and organizational costs	274,984	—
Total deferred tax assets	313,721	289
Valuation Allowance	(313,721)	(289)
Net deferred tax assets	$—	$—

The income tax provision for the year ended December 31, 2021 and for the period from August 18, 2020 (inception) through 2020 consists of the following:

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(313,432)	(289)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	313,432	289

Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company had $184,461 and $1,374 of U.S. federal net operating loss carryovers, that do not expire, available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $313,432. For the period from August 18, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $289.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2021 and for the period from August 18, 2020 (inception) through December 31, 2020 is as follows:

	December 31,	December 31,
	2021	2020

Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrants	(29.3)%	0.0%
Transaction costs allocated to warrant liabilities	2.0%	0.0%
Fair value of warrant liability in excess of purchase price paid for Private Placement Warrants	1.6%	0.0%
Facilitative Merger Costs	1.0%
Valuation allowance	3.6%	(21.0)%
Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2021 and for the period ended August 18, 2020 (inception) through December 31, 2020 remain open and subject to examination.